Non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets [abstract]
Disclosure of investment in infrastructure projects [Text Block]

INVESTMENTS IN INFRASTRUCTURE PROJECTS (Million euro)	2024	2023
Opening balance at 01.01	13,495	13,667
Additions	87	695
Depreciation	(235)	(235)
Disposals	(14)	(4)
Exchange rate effect	814	(374)
Changes in the scope of consolidation and others	—	(254)
Closing balance at 12.31	14,147	13,495

Disclosure of investment in associates explanatory [Text Block]

INVESTMENTS IN ASSOCIATES (Million euro)	2024	2023
Opening balance at 01.01	2,038	1,951
Share of profit	238	215
Exchange rate effect	60	(33)
Dividends	(357)	(321)
Capital contributions and new investments	1,192	214
Other movements	(148)	12
Closing balance at 12.31	3,023	2,038